Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
PREMISES AND EQUIPMENT
Premises and equipment, gross	$ 41,146	$ 41,684
Accumulated depreciation	(15,472)	(13,948)
Total	25,674	27,736
Depreciation
Depreciation	2,388	1,849	$ 1,485
Land
PREMISES AND EQUIPMENT
Premises and equipment, gross	7,660	7,660
Building and Building Improvements
PREMISES AND EQUIPMENT
Premises and equipment, gross	23,293	23,834
Furniture fixtures and equipment
PREMISES AND EQUIPMENT
Premises and equipment, gross	$ 10,193	$ 10,190